Jan. 28, 2019

Janus Investment Fund

Janus Henderson Global Real Estate Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated March 19, 2019

to Currently Effective Prospectuses

On March 12, 2019, the Board of Trustees of Janus Henderson Global Real Estate Fund (the “Fund”) approved the FTSE EPRA Nareit Global Net Return Index (the “Net Return Index”) as a secondary benchmark index for the Fund. The Net Return Index is composed of the same holdings of the FTSE EPRA Nareit Global Total Return Index, which is the Fund’s primary benchmark index (the “Total Return Index”). The indices differ in that the Net Return Index reflects deduction for expenses, fees, and taxes, whereas the Total Return Index does not reflect deduction for such expenses, fees, and taxes. The addition of the Net Return Index is intended to compare the Fund’s performance against an index that reflects the impact of foreign tax withholding. In addition to the new secondary benchmark, Greg Kuhl will become a Co-Portfolio Manager of the Fund.

Based on the above changes, effective on or about March 29, 2019, the Fund’s Prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s Prospectuses, the following table and footnotes replace the corresponding table and footnotes in their entirety:

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (11/28/2007)
Class I Shares
Return Before Taxes	–3.13%	5.74%	11.27%	4.74%
Return After Taxes on Distribution	–4.68%	4.00%	9.88%	3.47%
Return After Taxes on Distributions and Sale of Fund Shares(1)	–1.45%	3.86%	8.87%	3.32%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
Class A Shares
Return Before Taxes(2)	–9.10%	4.21%	10.31%	3.90%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
Class C Shares
Return Before Taxes(3)	–5.16%	4.65%	10.20%	3.73%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
Class S Shares
Return Before Taxes	–3.59%	5.30%	10.83%	4.31%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A

Class N Shares
Return Before Taxes	–3.13%	5.74%	11.27%	4.74%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
Class T Shares
Return Before Taxes	–3.40%	5.58%	10.88%	4.08%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

2.

Under “Performance Information” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph and bullet point replace the corresponding paragraph and bullet point after the table in their entirety:

The Fund’s primary benchmark index is the FTSE EPRA Nareit Global Total Return Index (the “Total Return Index”). The Total Return Index is used to calculate the Fund’s performance fee adjustment. Effective March 29, 2019, the Fund also compares its performance to the FTSE EPRA Nareit Global Net Return Index (the “Net Return Index”). The Total Return Index and the Net Return Index are each composed of the same holdings. However, the Total Return Index reflects no deduction for expenses, fees, or taxes, whereas the Net Return Index reflects deduction for such expenses, fees, or taxes. The Total Return Index and the Net Return Index are described below.

•
Each of the Total Return Index and the Net Return Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging market countries.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Real Estate Fund

Class D

Supplement dated March 19, 2019

to Currently Effective Prospectuses

On March 12, 2019, the Board of Trustees of Janus Henderson Global Real Estate Fund (the “Fund”) approved the FTSE EPRA Nareit Global Net Return Index (the “Net Return Index”) as a secondary benchmark index for the Fund. The Net Return Index is composed of the same holdings of the FTSE EPRA Nareit Global Total Return Index, which is the Fund’s primary benchmark index (the “Total Return Index”). The indices differ in that the Net Return Index reflects deduction for expenses, fees, and taxes, whereas the Total Return Index does not reflect deduction for such expenses, fees, and taxes. The addition of the Net Return Index is intended to compare the Fund’s performance against an index that reflects the impact of foreign tax withholding. In addition to the new secondary benchmark, Greg Kuhl will become a Co-Portfolio Manager of the Fund.

Based on the above changes, effective on or about March 29, 2019, the Fund’s Prospectuses are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Fund’s Prospectuses, the following table and footnote replace the corresponding table and footnote in their entirety:

Average Annual Total Returns (periods ended 12/31/18)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (11/28/2007)
Class D Shares
Return Before Taxes	–3.33%	5.62%	10.64%	3.77%
Return After Taxes on Distribution	–4.83%	3.93%	9.29%	2.55%
Return After Taxes on Distributions and Sale of Fund Shares(1)	–1.57%	3.79%	8.32%	2.56%
FTSE EPRA Nareit Global Total Return Index (reflects no deduction for expenses, fees, or taxes)	–5.55%	5.36%	10.38%	2.70%
FTSE EPRA Nareit Global Net Return Index (reflects deduction for expenses, fees, or taxes)	–6.37%	4.50%	9.56%	N/A
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

2.

Under “Performance Information” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph and bullet point replace the corresponding paragraph and bullet point after the table in their entirety:

The Fund’s primary benchmark index is the FTSE EPRA Nareit Global Total Return Index (the “Total Return Index”). The Total Return Index is used to calculate the Fund’s performance fee adjustment. Effective March 29, 2019, the Fund also compares its performance to the FTSE EPRA Nareit Global Net Return Index (the “Net Return Index”). The Total Return Index and the Net Return Index are each composed of the same holdings. However, the Total Return Index reflects no deduction for expenses, fees, or taxes, whereas the Net Return Index reflects deduction for such expenses, fees, or taxes. The Total Return Index and the Net Return Index are described below.

•
Each of the Total Return Index and the Net Return Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging market countries.

Please retain this Supplement with your records.